INVESTMENTS (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 19, 2019 CAD ($)	Dec. 19, 2019 USD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Investments [Line Items]
Strategic investments			$ 8,871		$ 4,613
Payments for investments			0		$ 4,580
Ensero Holdings, Inc. [Member]
Disclosure Of Investments [Line Items]
Strategic investments			5,023			$ 3,790
Preference shares received			$ 4,797	$ 3,620
Percentage of preference shares received			65.00%	65.00%
Annual interest payments			6.00%	6.00%
Principal redeemed value of preferred shares				$ 7,240
Common shares value received			$ 226	171
Percentage of equity interest acquired			7.50%			7.50%
interest income on investment			$ 526
Rawhide Acquistion Holding, LLC [Member]
Disclosure Of Investments [Line Items]
Percentage of equity interest acquired	19.90%	19.90%
Payments for investments	$ 4,581	$ 3,519		$ 1,250
Percentage of distribution taxable income	50.00%	50.00%
Class A common shares purchased | shares			201,613	201,613